Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets	Sep. 30, 2023 USD ($)
Schedule of Estimated Future Amortization Expense for Intangible Assets [Abstract]
2024	$ 909,900
2025	906,628
2026	893,475
2027	971,611
2028	612,119
Thereafter	684,349
Total	$ 4,978,082